Ordinary Shares - Additional Information (Details) - $ / shares		12 Months Ended
	Aug. 23, 2018	Dec. 31, 2018	Sep. 25, 2018	Aug. 22, 2018	Jun. 30, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Common stock, par value per share	$ 0.00001			$ 0.0001
Preferred shares, par value	$ 0.00001			$ 0.0001
Number of ordinary shares	10
Surrendered percentage of ordinary shares after share split	90.00%
Stock, conversion basis		IPO, 16,145,454 issued class A ordinary shares held by certain key management founders, 33,818,182 issued Class B Ordinary Shares held by Red Better, and 67,636,364 issued Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Post-IPO Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding class A ordinary shares, the rest of the outstanding class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Post-IPO Class A Ordinary Shares on a one-for-one basis.
Post-IPO
Class Of Stock [Line Items]
Common stock, shares authorized	5,000,000,000
Ordinary shares, voting rights		Each Post-IPO Class A Ordinary Share is entitled to one vote, and each Post-IPO Class B Ordinary Share is entitled to ten (10) votes, voting together as one class.
Stock, conversion basis		Each Post-IPO Class B Ordinary Share is convertible into one Post-IPO Class A Ordinary Share at any time by the holder thereof.
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized				346,545,454
Common stock, par value per share		$ 0.00001		$ 0.0001
Ordinary shares, outstanding		0				25,363,636
Ordinary shares, voting rights		Each ordinary share is entitled to one vote
Common stock, shares issued	4,000,000				33,818,182	33,818,182
Ordinary shares, transferred					16,145,454
Ordinary shares, surrendered					17,672,728
Fair value per share	$ 3.30
Class A Ordinary Shares | Post-IPO
Class Of Stock [Line Items]
Common stock, shares authorized	4,800,000,000	4,800,000,000	4,800,000,000
Common stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, outstanding		90,200,000
Common stock, shares issued		90,200,000
Class A Ordinary Shares | Post-IPO | Key Management Founders
Class Of Stock [Line Items]
Common stock, shares issued		16,145,454
Class B Ordinary Shares | Post-IPO
Class Of Stock [Line Items]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, outstanding		117,600,000
Common stock, shares issued		117,600,000
Class B Ordinary Shares | Post-IPO | Red Better Limited
Class Of Stock [Line Items]
Common stock, shares issued		33,818,182
Class B Ordinary Shares | Post-IPO | Viomi Limited
Class Of Stock [Line Items]
Common stock, shares issued		67,636,364
Designated Common Stock | Post-IPO
Class Of Stock [Line Items]
Common stock, shares authorized			50,000,000
Common stock, par value per share			$ 0.00001